Patents, net (Tables)	12 Months Ended
Dec. 31, 2021
Patents, net
Patents
	December 31,
	2021	2020
Patents and technology	$39,371,317	$245,898
Less: accumulated amortization	(2,042,126)	(65,270)
Patents and technology, net	$37,329,191	$180,628

Estimated Future Amortization Expense
2022	4,522,141
2023	4,522,141
2024	4,534,493
2025	4,522,141
2026	4,521,973
Thereafter	14,706,301
Total expense	$37,329,191